Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 35,355	$ 32,184	$ 32,136
Operating expenses
Cost of sales	18,795	16,605	17,136
Selling, general and administrative expenses	7,197	6,929	7,029
Research, development and related expenses	1,994	1,878	1,911
Gain on sale of businesses	0	(389)	(114)
Total operating expenses	27,986	25,023	25,962
Operating income	7,369	7,161	6,174
Other expense (income), net	165	366	531
Income before income taxes	7,204	6,795	5,643
Provision for income taxes	1,285	1,337	1,114
Income of consolidated group	5,919	5,458	4,529
Income (loss) from unconsolidated subsidiaries, net of taxes	10	(5)	0
Net income including noncontrolling interest	5,929	5,453	4,529
Less: Net income (loss) attributable to noncontrolling interest	8	4	12
Net income attributable to 3M	$ 5,921	$ 5,449	$ 4,517
Weighted average 3M common shares outstanding - basic (in shares)	579.0	577.6	577.0
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 10.23	$ 9.43	$ 7.83
Weighted average 3M common shares outstanding - diluted (in shares)	585.3	582.2	585.1
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 10.12	$ 9.36	$ 7.72